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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/ Michael Oporto           New York, New York         November 12, 2004
-------------------          ------------------------   -----------------
(Signature)                  (City, State)              (Date)

/s/ Henry Gooss              New York, New York         November 12, 2004
-----------------            -------------------------  -----------------
(Signature)                  (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------
Form 13F Information Table Entry Total:                   10
                                                    --------
Form 13F Information Table Value Total:             $251,021
                                                    --------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number            Name
---           --------------------            ----
1.            Not Known                       Investor Trading AB
2.            Not Known                       Investor Growth Capital Limited
3.            Not Known                       Investor Group L.P.
4.            Not Known                       Duba AB

                                                        Investor AB
                                                          Form 13F
                                               Quarter ended September 30, 2004

                                                          Shares or                                       Voting Authority
Name of               Title of                Value       Principal   SH/  PUT/ Investment Other
Issuer                class     CUSIP         (x $1,000)  Amount      PRN  CALL Discretion Managers   Sole       Shared   None
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
AMKOR TECHNOLOGY      COM          031652100   $   4,599   1,260,000   SH       DEFINED          2   1,260,000
INC
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
AXCAN PHARMA INC      COM          054923107   $   6,664     428,537   SH       DEFINED       2, 3     428,537
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
DYAX CORP             COM          26746E103   $   1,109     145,207   SH       DEFINED       3, 4     145,207
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
FINISAR               COM          31787A101   $      96      73,712   SH       DEFINED       2, 3      73,712
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
ILINC COMMUNICATIONS  COM          451724108   $     301     602,100   SH       DEFINED       2, 3     602,100
INC
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
INTUITIVE SURGICAL    COM NEW      46120E602   $  11,503     464,772   SH       DEFINED       2, 3     464,772
INC
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
ISTA                  COM NEW      45031X204   $  40,484   3,321,051   SH       DEFINED       2, 3   3,321,051
PHARMACEUTICALS INC
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
KYPHON INC            COM          501577100   $  81,684   3,296,348   SH       DEFINED       2, 3   3,296,348
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
TESSERA TECHNOLGIES   COM          88164L100   $ 103,197   4,669,552   SH       DEFINED          3   4,669,552
INC
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
WYETH INC             COM          983024100   $   1,384      37,000   SH       DEFINED          1      37,000
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------
REPORT SUMMARY        10 DATA RECORDS          $ 251,021  4 OTHER  MANAGERS  ON
                                                          WHOSE  BEHALF REPORT
                                                          IS FILED
--------------------- --------- ------------- ----------- ----------- ---- ---- ---------- -------- ----------- -------- -----------